Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	20,000,000
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	800,000,000	800,000,000
Common shares, shares issued	177,991,365	119,999,989
Common shares, shares outstanding	177,991,365	119,999,989
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	2,000
Preferred stock, shares issued	500
Preferred stock, shares outstanding	500
Preferred stock, liquidation preference, value	$ 2,076,712
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	600
Preferred stock, shares issued	600
Preferred stock, shares outstanding	600
Preferred stock, liquidation preference, value	$ 6,082,603